Pension and Other Postretirement Employee Benefit Plans (Weighted Average Assumptions Used to Determine Benefit Obligations) (FY) (Details) - Pension benefit plans	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	2.90%
Rate of compensation increase	2.50%	2.50%